Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Consumer Discretionary Index ETF	Nov. 29, 2022
Fidelity MSCI Consumer Discretionary Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	24.34%
Past 5 years	23.61%
Since Inception	17.86%
Fidelity MSCI Consumer Discretionary Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.16%
Past 5 years	23.32%
Since Inception	17.54%
Fidelity MSCI Consumer Discretionary Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.52%
Past 5 years	19.38%
Since Inception	14.94%
IXWMW
Average Annual Return:
Past 1 year	24.46%
Past 5 years	23.55%
Since Inception	17.89%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Since Inception	15.26%	[1]

[1]	A From October 21, 2013